Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Statement Line Items [Line Items]
Net income (loss)	$ 9,705	$ 10,003	$ 34,232	$ 29,683
Less: dividends on preferred shares	(247)	(247)	(741)	(741)
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	$ 9,458	$ 9,756	$ 33,491	$ 28,942
Weighted average number of common shares outstanding (in shares)	25,964,424	25,957,755	25,964,424	26,386,915
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.36	$ 0.38	$ 1.29	$ 1.1